SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Payments
SCHEDULE OF SHARE OPTIONS ACTIVITY

The number and weighted average exercise prices of share options are as follows (in Canadian dollars):

	December 31, 2025			December 31, 2024
	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price

Outstanding at January 1	1,073,924	C$	2.94	939,634	C$	2.36
Granted	-		-	293,190		4.23
Expired	-		-	(33,000)		3.00
Cancelled	-		-	(45,900)		2.82
Exercised	(191,303)		1.43	(80,000)		0.80
Outstanding at December 31	882,621	C$	3.28	1,073,924	C$	2.94

Exercisable at December 31	784,891	C$	3.16	791,496	C$	2.35

Weighted average share price on date of exercise	191,303	C$	8.12	80,000	C$	4.68

SCHEDULE OF EXERCISE PRICES OF OUTSTANDING STOCK OPTIONS

The range of exercise prices of the outstanding stock options for December 31, 2025 is as follows (in Canadian dollars):

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price		Weighted average contractual life ( years)
C$5.00 to C$6.04	242,234	C$	5.48	7.4
C$1.80 to C$4.90	357,190		3.74	6.9
C$0.80 to C$1.80	283,197		0.80	1.0
	882,621	C$	3.28	5.1

The range of exercise prices of the outstanding stock options for December 31, 2024 is as follows (in Canadian dollars):

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price		Weighted average contractual life ( years)
C$4.90 to C$6.04	260,900	C$	5.46	8.4
C$1.80 to C$4.90	368,190		3.76	7.9
C$0.80 to C$1.80	444,834		0.80	2.0
	1,073,924	C$	2.95	3.0

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS

The fair value of the stock options at grant date was estimated using Black Scholes model with the following weighted average inputs:

	2024

Fair value at grant date (per option) (in Canadian dollars)	C$	3.46

Volatility (%) (a)		77.00
Forfeiture rate (%)		5%
Option life (years)		10
Risk-free interest rate (%)		3.66
Exercise price	C$	4.23
Share price at grant date	C$	4.23
Expected dividends		0%

(a)	Volatility is based on a statistical analysis of historical share prices.

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE FAIR VALUE OF RESTRICTED STOCK UNITS

The number and weighted average fair value of Restricted Stock Units (RSUs) are as follows (in Canadian dollars):

	December 31, 2025		December 31, 2024
	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value

Outstanding at January 1	232,125	C$4.53	119,140	C$5.28
Granted	365,692	11.28	169,220	4.25
Vested	(87,858)	4.62	(35,378)	5.27
Cancelled	-	-	(20,857)	5.29
Outstanding at December 31,	509,959	C$9.36	232,125	C$4.53

SCHEDULE OF STOCK BASED COMPENSATION	Stock based compensation was recorded as follows:
	December 31
	2025	2024

Expensed	$1,744	$1,075

Capitalized	$226	$162